Equity (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 24, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2022
Class of Stock [Line Items]
Common stock, shares authorized		431,000,000	431,000,000	431,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		133,294,897	133,294,897	133,294,897
Dividends, Common Stock, Cash			$ 10,700
Common Stock, Dividends, Per Share, Cash Paid			$ 0.08
Treasury Stock, Value, Acquired, Cost Method				$ 229
Omnibus Incentive Plan
Class of Stock [Line Items]
Share-based awards authorized		6,500,000	6,500,000	6,500,000
Common stock, shares issued		0	0	0
ENPC Common Class A | ENPC Conversion Activity, Effective Time of Merger
Class of Stock [Line Items]
Shares converted during merger	1,238,393
Converted shares subject to certain vesting provisions	371,518
Vesting shares liability	$ 1,300
Shares vested		151,170	151,170	151,170
ENPC Common Class F | ENPC Conversion Activity, Effective Time of Merger
Class of Stock [Line Items]
Shares to-be converted during merger	495,357
Granite Ridge Common Stock
Class of Stock [Line Items]
Common stock, shares authorized		431,000,000	431,000,000	431,000,000
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued		133,294,897	133,294,897	133,294,897
Shares issues to existing GREP members upon business combination closing	130,000,000
Granite Ridge Common Stock | Common Stock Repurchase Program
Class of Stock [Line Items]
Stock Repurchase Program, Authorized Amount		$ 50,000	$ 50,000	$ 50,000
Treasury Stock, Shares, Acquired		25,920
Treasury Stock, Value, Acquired, Cost Method		$ 200